Held-To-Maturity Investments and Debt Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, unrealized holding gain			¥ 390
Purchase of debt investment	¥ 1,428,000	$ 209,077	186,000	¥ 30,500
Proceeds from disposal of debt investment	1,445,368	211,620	215,885
Investment income	19,226	2,815	13,406
Purchase of debt investment	469,000	68,668	780,000
Proceeds from disposal of debt investment	477,248	$ 69,875	787,631
Held-To-Maturity Investments
Schedule Of Held To Maturity Securities [Line Items]
Proceeds from disposal of debt investment	0
Impairment recognized	0
Film and Television Venture Capital Fund
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, amortized cost			¥ 6,000
Purchase of debt investment	1,428,000
Proceeds from disposal of debt investment	1,445,368
Investment income	10,978
Held to maturity, investment	¥ 0
Film and Television Venture Capital Fund | Maximum
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, maturity period	1 year	1 year
Country Garden Holdings Company Limited | Available for Sale Investments
Schedule Of Held To Maturity Securities [Line Items]
Investment income	¥ 8,248
Purchase of debt investment	469,000
Proceeds from disposal of debt investment	¥ 477,248